DOVE ENERGY INC.
800-6th Avenue SW, Suite 410
Calgary, Alberta
Canada T2P 3G3
Telephone: (403) 612-1980
Website: http://www.doveenergyinc.com

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W., Mail Stop 7010
Washington, D.C. 20549

Attn: H. Roger Schwall, Assistant Director

February 4, 2009

Re: Dove Energy Inc.

Amendment No. 2 to Registration Statement on Form 20-F

Filed December 10, 2008

File No: 0-53479

Dear Mr. Schwall:

With respect to the above-referenced filing, we acknowledge that:

•	The company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours very truly,

/s/ Kene Ufondu
Chief Executive Officer

c.c. Jennifer O’Brien